Share-based Compensation (Stock Award Activity, Options, SARs & PSARs) (Schedules) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Options [Member] | Class A ordinary shares, $0.01 nominal value. Issued and outstanding 251,167,686 and 222,081,117 shares, respectively
Number of shares
Options outstanding at beginning of period (in shares) | shares	2,708,445
Options granted (in shares) | shares	78,677
Options expired, cancelled or forfeited (in shares) | shares	(51,826)
Options exercised (in shares) | shares	(1,009,037)
Options outstanding at end of period (in shares) | shares	1,726,259
Options exercisable at end of period (in shares) | shares	1,125,619
Weighted average exercise price
Options outstanding at beginning of period (in dollars per shares) | $ / shares	$ 16.12
Options granted (in dollars per shares) | $ / shares	42.54
Options expired or cancelled (in dollars per shares) | $ / shares	22.49
Options exercised (in dollars per shares) | $ / shares	14.61
Options outstanding at end of period (in dollars per shares) | $ / shares	18.01
Options exercisable at end of period (in dollars per shares) | $ / shares	$ 13.84
Weighted average remaining contractual term, in years
Options outstanding at end of period	5 years 4 months 24 days
Options exercisable at end of period	4 years 6 months
Aggregate intrinsic value
Options outstanding at end of period | $	$ 55.6
Options exercisable at end of period | $	$ 40.9
Options [Member] | Class C Ordinary Shares [Member]
Number of shares
Options outstanding at beginning of period (in shares) | shares	7,031,369
Options granted (in shares) | shares	157,346
Options expired, cancelled or forfeited (in shares) | shares	(128,419)
Options exercised (in shares) | shares	(3,114,104)
Options outstanding at end of period (in shares) | shares	3,946,192
Options exercisable at end of period (in shares) | shares	2,452,721
Weighted average exercise price
Options outstanding at beginning of period (in dollars per shares) | $ / shares	$ 14.95
Options granted (in dollars per shares) | $ / shares	40.86
Options expired or cancelled (in dollars per shares) | $ / shares	21.13
Options exercised (in dollars per shares) | $ / shares	12.54
Options outstanding at end of period (in dollars per shares) | $ / shares	17.67
Options exercisable at end of period (in dollars per shares) | $ / shares	$ 13.72
Weighted average remaining contractual term, in years
Options outstanding at end of period	5 years 8 months 12 days
Options exercisable at end of period	4 years 9 months 18 days
Aggregate intrinsic value
Options outstanding at end of period | $	$ 120.9
Options exercisable at end of period | $	$ 84.8
SARs [Member] | Class A ordinary shares, $0.01 nominal value. Issued and outstanding 251,167,686 and 222,081,117 shares, respectively
Number of shares
Options outstanding at beginning of period (in shares) | shares	4,168,758
Options granted (in shares) | shares	2,192,672
Options expired, cancelled or forfeited (in shares) | shares	(203,409)
Options exercised (in shares) | shares	(550,033)
Options outstanding at end of period (in shares) | shares	5,607,988
Options exercisable at end of period (in shares) | shares	2,527,237
Weighted average exercise price
Options outstanding at beginning of period (in dollars per shares) | $ / shares	$ 24.78
Options granted (in dollars per shares) | $ / shares	40.90
Options expired or cancelled (in dollars per shares) | $ / shares	32.22
Options exercised (in dollars per shares) | $ / shares	21.97
Options outstanding at end of period (in dollars per shares) | $ / shares	31.07
Options exercisable at end of period (in dollars per shares) | $ / shares	$ 23.25
Weighted average remaining contractual term, in years
Options outstanding at end of period	4 years 9 months 18 days
Options exercisable at end of period	3 years 7 months 6 days
Aggregate intrinsic value
Options outstanding at end of period | $	$ 107.3
Options exercisable at end of period | $	$ 68.1
SARs [Member] | Class C Ordinary Shares [Member]
Number of shares
Options outstanding at beginning of period (in shares) | shares	12,437,530
Options granted (in shares) | shares	4,408,368
Options expired, cancelled or forfeited (in shares) | shares	(566,688)
Options exercised (in shares) | shares	(1,590,165)
Options outstanding at end of period (in shares) | shares	14,689,045
Options exercisable at end of period (in shares) | shares	7,308,864
Weighted average exercise price
Options outstanding at beginning of period (in dollars per shares) | $ / shares	$ 23.87
Options granted (in dollars per shares) | $ / shares	39.07
Options expired or cancelled (in dollars per shares) | $ / shares	22.52
Options exercised (in dollars per shares) | $ / shares	20.92
Options outstanding at end of period (in dollars per shares) | $ / shares	28.49
Options exercisable at end of period (in dollars per shares) | $ / shares	$ 21.95
Weighted average remaining contractual term, in years
Options outstanding at end of period	4 years 6 months
Options exercisable at end of period	3 years 6 months
Aggregate intrinsic value
Options outstanding at end of period | $	$ 291.2
Options exercisable at end of period | $	$ 192.7
PSARs [Member] | Class A ordinary shares, $0.01 nominal value. Issued and outstanding 251,167,686 and 222,081,117 shares, respectively
Number of shares
Options outstanding at beginning of period (in shares) | shares	2,817,498
Options granted (in shares) | shares	10,000
Options expired, cancelled or forfeited (in shares) | shares	(29,376)
Options exercised (in shares) | shares	(9,373)
Options outstanding at end of period (in shares) | shares	2,788,749
Options exercisable at end of period (in shares) | shares	7,499
Weighted average exercise price
Options outstanding at beginning of period (in dollars per shares) | $ / shares	$ 35.07
Options granted (in dollars per shares) | $ / shares	43.58
Options expired or cancelled (in dollars per shares) | $ / shares	35.03
Options exercised (in dollars per shares) | $ / shares	35.03
Options outstanding at end of period (in dollars per shares) | $ / shares	35.10
Options exercisable at end of period (in dollars per shares) | $ / shares	$ 35.03
Weighted average remaining contractual term, in years
Options outstanding at end of period	5 years 6 months
Options exercisable at end of period	1 year 9 months 18 days
Aggregate intrinsic value
Options outstanding at end of period | $	$ 42.1
Options exercisable at end of period | $	$ 0.1
PSARs [Member] | Class C Ordinary Shares [Member]
Number of shares
Options outstanding at beginning of period (in shares) | shares	8,452,494
Options granted (in shares) | shares	30,000
Options expired, cancelled or forfeited (in shares) | shares	(88,127)
Options exercised (in shares) | shares	(28,119)
Options outstanding at end of period (in shares) | shares	8,366,248
Options exercisable at end of period (in shares) | shares	22,498
Weighted average exercise price
Options outstanding at beginning of period (in dollars per shares) | $ / shares	$ 33.44
Options granted (in dollars per shares) | $ / shares	43.03
Options expired or cancelled (in dollars per shares) | $ / shares	33.41
Options exercised (in dollars per shares) | $ / shares	33.41
Options outstanding at end of period (in dollars per shares) | $ / shares	33.48
Options exercisable at end of period (in dollars per shares) | $ / shares	$ 33.41
Weighted average remaining contractual term, in years
Options outstanding at end of period	5 years 6 months
Options exercisable at end of period	1 year 9 months 18 days
Aggregate intrinsic value
Options outstanding at end of period | $	$ 124.1
Options exercisable at end of period | $	$ 0.3